Schedule of salaries and social security taxes payable (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total non-current	$ 398	$ 458
Total current	4,515	5,635
Early retirements payable member
IfrsStatementLineItems [Line Items]
Total non-current		37
Total current	24	39
Seniority based bonus member
IfrsStatementLineItems [Line Items]
Total non-current	398	421
Salaries payable and provisions member
IfrsStatementLineItems [Line Items]
Total current	4,159	5,181
Social security payable member
IfrsStatementLineItems [Line Items]
Total current	$ 332	$ 415